Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER (EXPENSE) INCOME
NET INCOME	$ 34,171,193	$ 5,873,743
Gemini Direct Investment LLC and Subsidiaries [Member]
REVENUES
Total revenues	58,881,861	28,656,130
COST OF REVENUES
Production costs	5,480,536	2,403,463
Selling expenses	1,537,939	852,111
Total cost of revenues	7,018,475	3,255,574
GROSS PROFIT	51,863,386	25,400,556
GENERAL AND ADMINISTRATIVE EXPENSES	11,485,857	10,850,097
OPERATING INCOME	40,377,529	14,550,459
OTHER (EXPENSE) INCOME
Interest expense	(6,486,199)	(9,262,731)
Interest and dividend income	768,723	743,525
Net investment management fees	(488,860)	(157,510)
Net other expense	(6,206,336)	(8,676,716)
NET INCOME	34,171,193	5,873,743
Gemini Direct Investment LLC and Subsidiaries [Member] | Auction Revenue [Member]
REVENUES
Total revenues	53,390,987	24,990,479
Gemini Direct Investment LLC and Subsidiaries [Member] | Payment Processing Revenue [Member]
REVENUES
Total revenues		250,000
Gemini Direct Investment LLC and Subsidiaries [Member] | Shipping Income [Member]
REVENUES
Total revenues	2,070,379	612,126
Gemini Direct Investment LLC and Subsidiaries [Member] | Banner Advertising Revenue [Member]
REVENUES
Total revenues	1,883,993	2,210,714
Gemini Direct Investment LLC and Subsidiaries [Member] | Product Sales [Member]
REVENUES
Total revenues	798,839	353,105
Gemini Direct Investment LLC and Subsidiaries [Member] | Other Revenue [Member]
REVENUES
Total revenues	$ 737,663	$ 239,706